   As filed with the Securities and Exchange Commission on January 25 , 2000.

                                                              File No. 33-73572
                                                                      811-07622

                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                    [ ]
     Post-Effective Amendment No.  12                               [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  37                                                 [X]
                ----

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                               (Exact Name of Registrant)

                      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  (Name of Depositor)

                                     P.O. BOX 2999
                                HARTFORD, CT 06104-2999
                       (Address of Depositor's Principal Offices)

                                     (860) 843-6733
                    (Depositor's Telephone Number, Including Area Code)

                                Marta A. Czekajewski, Esq.
                                      HARTFORD LIFE
                                      P.O. BOX 2999
                                 HARTFORD, CT 06104-2999
                           (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on January 31, 2000 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                CROSS REFERENCE SHEET

                               PURSUANT TO RULE 495(A)

       N-4 Item No.                               Prospectus Heading
       -------------------------------------------------------------
 1.    Cover Page                                 Hartford Life and Annuity
                                                  Insurance Company - Putnam
                                                  Capital Manager Trust
                                                  Separate Account Two
 2.    Definitions                                Glossary of Special Terms

 3.    Synopsis or Highlights                     Summary

 4.    Condensed Financial                        Yield Information
       Information

 5.    General Description of                     Hartford Life and Annuity
       Registrant                                 Insurance Company, The
                                                  Separate Account, The Fixed
                                                  Accounts, and The Funds

 6.    Deductions                                 Contract Charges

 7.    General Description of                     The Contract, The Separate
       Annuity Contracts                          Account, The Fixed Accounts, and
                                                  Surrenders

 8.    Annuity Period                             Settlement Provisions

 9.    Death Benefit                              Death Benefits

10.    Purchases and Contract Value               The Contract, and Contract Value

11.    Redemptions                                Surrenders

12.    Taxes                                      Federal Tax Considerations

13.    Legal Proceedings                          Legal Matters and Experts

14.    Table of Contents of the                   Table of Contents to
       Statement of Additional                    Statement of Additional
       Information                                Information

15.    Cover Page                                 Part B; Statement of Additional
                                                  Information

16.    Table of Contents                          Table of Contents

17.    General Information and History            Summary

18.    Services                                   None

19.    Purchase of Securities                     Distribution of Contracts
       being Offered

20.    Underwriters                               Distribution of Contracts

21.    Calculation of Performance Data            Calculation of Yield and Return

22.    Annuity Payments                           Settlement Provisions

23.    Financial Statements                       Financial Statements

24.    Financial Statements and                   Financial Statements and
       Exhibits                                   Exhibits

25.    Directors and Officers of the              Directors and Officers of the
       Depositor                                  Depositor

26.    Persons Controlled by or Under             Persons Controlled by or Under
       Common Control with the                    Common Control with the
       Depositor or Registrant                    Depositor or Registrant

27.    Number of Contract Owners                  Number of Contract Owners

28.    Indemnification                            Indemnification

29.    Principal Underwriters                     Principal Underwriters

30.    Location of Accounts and                   Location of Accounts and Records
       Records

31.    Management Services                        Management Services

32.    Undertakings                               Undertakings

                              PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-73572), as filed on September 23, 1999 and declared effective on October 1, 1999.

A Supplement to the Prospectus, dated January 31, 2000 is included in Part A of this Post-Effective Amendment.

                           PUTNAM HARTFORD CAPITAL MANAGER
                                  VARIABLE ANNUITY

                                      SERIES V
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

   SUPPLEMENT DATED JANUARY 31, 2000 TO THE PROSPECTUS DATED OCTOBER 1, 1999

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of the Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of the Putnam VT Growth Opportunities Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                             ANNUAL FUND OPERATING EXPENSES
                         (As a percentage of average net assets)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MANAGEMENT          OTHER           TOTAL FUND
                                                                               FEES INCLUDING      EXPENSES          OPERATING
                                                                                  WAIVERS                       EXPENSES INCLUDING
                                                                                                                      WAIVERS
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1)                                      0.41%             0.49%             0.90%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                                 0.80%             0.32%             1.12%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                                  0.67%             0.11%             0.78%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                                             0.65%             0.13%             0.78%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                                       0.60%             0.12%             0.72%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                                   0.46%             0.04%             0.50%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                                                0.70%             0.20%             0.90%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)(2)                                              0.56%             0.34%             0.90%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                                          0.64%             0.07%             0.71%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                              0.60%             0.07%             0.67%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                                0.80%             0.27%             1.07%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                                     0.80%             0.19%             0.99%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)                                 1.18%             0.42%             1.60%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)(2)                                                    0.52%             0.33%             0.85%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                                        0.45%             0.08%             0.53%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                                   0.56%             0.05%             0.61%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                                           0.70%             0.11%             0.81%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)(2)                                        0.56%             0.34%             0.90%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (1)(2)                                                     0.37%             0.48%             0.85%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (2)                                                 0.80%             0.59%             1.39%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (1)(2)                                  0.49%             0.36%             0.85%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                                         0.65%             0.07%             0.72%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                               0.65%             0.12%             0.77%
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                                             0.54%             0.04%             0.58%
----------------------------------------------------------------------------------------------------------------------------------

(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

----------------------------------------------------------------------------------------
                                                                            TOTAL FUND
                                               MANAGEMENT   OTHER EXPENSES   OPERATING
                                                  FEES                       EXPENSES
----------------------------------------------------------------------------------------
Putnam VT American Government Income Fund         0.65%          0.49%         1.14%
----------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                    0.70%          0.34%         1.04%
----------------------------------------------------------------------------------------
Putnam VT International New Opportunities
   Fund                                           1.20%          0.42%         1.62%
----------------------------------------------------------------------------------------
Putnam VT Investors Fund                          0.65%          0.33%         0.98%
----------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund              0.70%          0.34%         1.04%
----------------------------------------------------------------------------------------
Putnam VT Research Fund                           0.65%          0.48%         1.13%
----------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston        0.65%          0.36%         1.01%
----------------------------------------------------------------------------------------

(2) Based on estimated expenses for the first fiscal year.

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE

---------------------------------------------------------------------------------------------------------------------------------
                     If you surrender your Contract      If you annuitize your Contract at    If you do not surrender your
                     at the end of the applicable time   the end of the applicable time       Contract, you would pay the
                     period you would pay the following  period you would pay the following   following expenses on a $1,000
                     expenses on a $1,000 investment,    expenses on a $1,000 investment,     investment, assuming a 5%
                     assuming a 5% annual return on      assuming a 5% annual return on       annual return on assets:
                     assets:                             assets:
---------------------------------------------------------------------------------------------------------------------------------
Sub-Account         1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
---------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income   $80     $124     N/A      N/A       $25     $78      N/A      N/A       $26     $79      N/A      N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities       $80     $124     N/A      N/A       $25     $78      N/A      N/A       $26     $79      N/A      N/A
---------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:

EXAMPLE

---------------------------------------------------------------------------------------------------------------------------------
                     If you surrender your Contract      If you annuitize your Contract at    If you do not surrender your
                     at the end of the applicable time   the end of the applicable time       Contract, you would pay the
                     period you would pay the following  period you would pay the following   following expenses on a $1,000
                     expenses on a $1,000 investment,    expenses on a $1,000 investment,     investment, assuming a 5%
                     assuming a 5% annual return on      assuming a 5% annual return on       annual return on assets:
                     assets:                             assets:
---------------------------------------------------------------------------------------------------------------------------------
Sub-Account         1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years  1 year  3 years  5 years  10 years
---------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income   $78     $119     N/A      N/A       $24     $74      N/A      N/A       $24     $74      N/A      N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities       $78     $119     N/A      N/A       $24     $74      N/A      N/A       $24     $74      N/A      N/A
---------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(2)

          (3) (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5) Form of Application.(1)

          (6) (a) Certificate of Incorporation of Hartford.(3)

          (6) (b) Bylaws of Hartford.(2)

          (7) Form of Reinsurance Agreement.(4)

          (8) Form of Participation Agreement.(3)

          (9) Opinion and Consent of Lynda Godkin, General Counsel, Senior Vice President, and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

-------------------------

   (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

   (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated May 1, 1996.

   (3) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

   (4) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 33-73572, filed on April 12, 1999.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.

Item 25.   Directors and Officers of the Depositor

--------------------------------------------- ----------------------------------------------------------------------
NAME,                                         POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
Wendell J. Bossen                             Vice President

--------------------------------------------- ----------------------------------------------------------------------
Gregory A. Boyko                              Senior Vice President, Director*

--------------------------------------------- ----------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President

--------------------------------------------- ----------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary

--------------------------------------------- ----------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer

--------------------------------------------- ----------------------------------------------------------------------
David T. Foy                                  Senior Vice President & Treasurer

--------------------------------------------- ----------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*

--------------------------------------------- ----------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President

--------------------------------------------- ----------------------------------------------------------------------
Stephen T. Joyce                              Vice President

--------------------------------------------- ----------------------------------------------------------------------
Michael D. Keeler                             Vice President

--------------------------------------------- ----------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President

--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               Executive Vice President, Director*

--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President

--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary

--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              President and Chief Executive Officer, Director*

--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President, Director*

--------------------------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes date of election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

             Filed herewith as Exhibit 16.

Item 27.     Number of Contract Owners

             As of November 30, 1999 there were 205,902 Contract Owners.

Item 28.      Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

              (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
              Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life and Annuity Insurance Company - Separate Account One

              Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
              Hartford Life and Annuity Insurance Company - Separate Account
              Three
              Hartford Life and Annuity Insurance Company - Separate Account
              Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
              Alpine Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
              Royal Life Insurance Company - Separate Account Two

       (b)    Directors and Officers of HSD

              Name and Principal                     Positions and Offices
               Business Address                         With Underwriter
              ------------------                     ----------------------
              Lowndes A. Smith                       President and Chief Executive Officer, Director
              Thomas M. Marra                        Executive Vice President, Director
              Robert A. Kerzner                      Executive Vice President
              Lynda Godkin                           Senior Vice President, General Counsel and Corporate Secretary,
                                                       Director

              Peter W. Cummins                       Senior Vice President
              David T. Foy                           Treasurer
              George R. Jay                          Controller

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.      Location of Accounts and Records

              All of the accounts, books, records or other documents required to by kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.      Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.      Undertakings

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

              The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                SIGNATURES
                                ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of January, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
    (Registrant)

*By: Thomas M. Marra                           *By:   /s/ Marta A. Czekajewski
     -----------------------------------------        ------------------------
     Thomas M. Marra, Executive Vice President        Marta A. Czekajewski
                                                      Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
   Director*
Lynda Godkin, Senior Vice President,
   General Counsel & Corporate                *By:   /S/ Marta A. Czekajewski
   Secretary, Director*                                  -----------------------
Thomas M. Marra, Executive Vice                          Marta A. Czekajewski
   President, Director*                                  Attorney-in-Fact
Lowndes A. Smith, President &
   Chief Executive Officer, Director*                    Dated: January 25, 2000
David M. Znamierowski, Senior Vice
   President, Director*

                            EXHIBIT INDEX

 (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel & Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.